NET INCOME FROM DISCONTINUED OPERATIONS (Details 1) (USD $)	12 Months Ended
Dec. 31, 2011
Consideration received in cash and cash equivalents	$ 704,388
Disposal proceeds receivable of sale of subsidiaries	44,295,612
Total consideration proceeds	$ 45,000,000